Statements of Operations (Unaudited) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Formation and operational costs	$ 290,801	[1]	$ 137,134	[1]	$ 1,009,065	[1]	$ 301,986	[1]	$ 309,018		$ 181,003
Loss from operations	(290,801)		(137,134)		(1,009,065)		(301,986)		(309,018)		(181,003)
Other income:
Change in fair value of over-allotment option liability					11,135
Gain on lawsuit settlements					295,000
Unrealized gain (loss) on marketable securities held in Trust Account	28,138				(4,915)
Interest earned on marketable securities held in Trust Account	915,956				2,705,637
Total other income, net	944,094				3,006,857
Income (Loss) before provision for income taxes	653,293		(137,134)		1,997,792		(301,986)		(309,018)		(181,003)
Provision for income taxes	(187,760)				(576,917)				226
Net income (loss)	$ 465,533		$ (137,134)		$ 1,420,875		$ (301,986)		$ (308,792)		$ (181,003)
Redeemable Shares
Other income:
Basic weighted average shares outstanding (in Shares)	6,900,000				6,900,000				71,429
Diluted weighted average shares outstanding (in Shares)	6,900,000				6,900,000				71,429
Basic net loss per common share (in Dollars per share)	$ 0.05				$ 0.16				$ (0.17)
Diluted net loss per common share (in Dollars per share)	$ 0.05				$ 0.16				$ (0.17)
Non Redeemable Shares
Other income:
Basic weighted average shares outstanding (in Shares)	1,967,000	[2]	1,680,000	[2]	1,967,000	[2]	1,680,000	[2]	1,709,423	[3]	1,708,000	[3]
Diluted weighted average shares outstanding (in Shares)	1,967,000	[2]	1,680,000	[2]	1,967,000	[2]	1,680,000	[2]	1,764,192	[3]	1,708,000	[3]
Basic net loss per common share (in Dollars per share)	$ 0.05		$ (0.08)		$ 0.16		$ (0.18)		$ (0.17)		$ (0.11)
Diluted net loss per common share (in Dollars per share)	$ 0.05		$ (0.08)		$ 0.16		$ (0.18)		$ (0.17)		$ (0.11)

[1]	For the three months ended September 30, 2024 and 2023, includes $50,000 and $2,500 franchise tax expense, respectively. For the nine months ended September 30, 2024 and 2023, includes $150,658, and $7,500 franchise tax expense, respectively.
[2]	As of September 30, 2023, excludes an aggregate of 252,000 Founder Shares subject to forfeiture by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full. On December 29, 2023, the underwriters partially exercised their over-allotment option for an additional 800,000 Units, reducing the Founder Shares subject to forfeiture to 32,200. On February 12, 2024, the remainder of the over-allotment option to purchase 115,000 Units expired and the 32,200 Founder Shares were forfeited, resulting in the Sponsor holding an aggregate of 1,932,000 Founder Shares (Note 6).
[3]	Excludes an aggregate of 32,200 and 256,200 shares of common stock subject to forfeiture, at December 31, 2023 and 2022, respectively, by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full (Note 6).